Subsequent events	12 Months Ended
Oct. 31, 2021
Subsequent events
Subsequent events
29.	Subsequent events
(i)

On November 26, 2021, the Company acquired 80% of NuLeaf Acquisition Corp. (“NuLeaf”) for US$31,243, and has been granted a three-year option to acquire the remaining 20% of NuLeaf at any time. The consideration was comprised of: (i) 4,429,809 common shares of High Tide, having an aggregate value of US$31,243. Under IFRS 3, if the acquisition date of a business combination is after the end of the reporting period, but prior to the publication of the consolidated financial statements, the Company must provide the information required under IFRS 3 unless the initial accounting for the business combination is incomplete. Due to the nature of the acquisition, the allocation of the purchase price has not been provided because that information has not yet been finalized.

(ii)

On December 6, 2021 the Company announced that it has established an at-the-market equity offering (“the ATM Program”) that allows the Company to issue up to $40,000 (or the equivalent in U.S. dollars) of common shares from treasury to the public from time to time at the Company’s discretion and subject to regulatory requirements. Subsequent to year end $800 has been drawn.

(iii)

On January 5, 2022, the Company entered into an agreement to purchase 100% of Bud Room Inc. (“Bud Room”) for $3,240 in common shares of the Company and $360 cash for the assignment of $360 of the vendors’ shareholder loans.